Related party transactions - Schedule of the Amounts Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Less: credit loss provision	¥ (217)		¥ (302)	¥ (393)	¥ (299)
Amounts due from related parties, net	148,648	$ 20,937	59,702
Amounts due to related parties	177,714	$ 25,030	133,646
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, gross	147,776		44,168
Amounts due to related parties	141,743		93,574
Other Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, gross	1,089		15,836
Amounts due to related parties	¥ 35,971		¥ 40,072